UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-21297

Pebblebrook Fund, Inc.

(Exact name of registrant as specified in charter)

5959 West Loop South

Suite 535

Bellaire, Texas 77401

 (Address of principal executive offices)

(Zip code)

Bill Cross

5959 West Loop South

Suite 535

Bellaire, Texas 77401

 (Name and address of agent for service)

Registrant's telephone number, including area code: 713-592-0828

Date of fiscal year end: April 30

Date of reporting period: April 30, 2005

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Reports to Stockholders.

ANNUAL REPORT

Pebblebrook Fund

April 30, 2005

Pebblebrook Fund, Inc.

Letter to Shareholders

April 30, 2005

Dear Shareholders,

During the twelve-month period ended April 30, 2005 the Pebblebrook Fund posted a total return of 9.51%. For comparison purposes the Dow Jones Industrial Average posted a total return of 1.84%. Please see the accompanying financial statements for more detailed information on the Pebblebrook Fund. All return data include reinvested dividends. It does not reflect the impact of taxes.

The Year in Review

2004 proved to be a solid year for the stock market. After moving sideways to down during the run up to the November 2004 presidential election the market took off in the fourth quarter when President Bush became the winner. Continuing low interest rates, an accommodative Federal Reserve Board and strong corporate earnings helped stock prices. The market ended 2004 at its peak for the year. Further gains were made early in 2005. However, the market pulled back in the February through April 2005 period when high oil prices and fears of an economic slow down took hold.

Pebblebrook Fund Discussion

At the end of April 2005 the Pebblebrook Fund held 57 positions. The top 3 holdings were Exxon Mobil, Conoco Phillips and Kimberly Clark. During the period the top ten Pebblebrook Fund holdings drifted between 25% and 30% of the fund assets.

The Pebblebrook Fund maintained a cautious stance throughout 2004 and into 2005. The fund held a very healthy 27.46% cash position at the end of April 2005. We continue to believe the potential for terrorist mischief remains high. In addition, the economic expansion is getting long in the tooth by historical standards. Our view is that caution is the best approach given this level of uncertainty in the world. From our perspective the Pebblebrook Fund is positioned to capture most of the market's upside while protecting shareholder money against a sudden shock. We believe that it is unwise to become complacent in light of the aging economic expansion and the public threats coming from the terrorists.

Looking forward we are optimistic. We believe investors will be rewarded provided a firm commitment to a long-term investment strategy is maintained. As mentioned before we remain cautious. Our goal at Pebblebrook is to grow our investor's money over the long haul while keeping a sharp eye on the risk/reward ratio in the marketplace. The economy of the United States is strong and the American people are resilient. Yet the world is in flux. Our view is that investors must become adjusted to the prospect of sudden shocks to the economy from forces outside of their control, namely globalism, war and terrorism. As stated last year, the Bush administration continues to remind us that the United States is at war. However, few seem to notice or take the issue seriously.

As we have said before we consider it an honor to manage your money. We take our responsibility seriously, and appreciate your investment in the Pebblebrook Fund.

Respectfully,

Bill Cross
President, Pebblebrook Fund, Inc.
Portfolio Manager, Cross Investment Management, LLC

Dow Jones Industrial Average v. Pebblebrook Fund Based on $10,000 Initial Investment

(Unaudited)

Average Annualized Total Returns
	Pebblebrook	Dow Jones
1 Year	9.51%	1.84%
Since Inception*	9.43%	9.12%
* From June 23, 2003.

This chart assumes an initial investment of $10,000 made on June 23, 2003. Past Performance doesn't guarantee future results. Investment return and principal value will fluctuate so that shares, when redeemed may be worth more or less then their original cost. All returns reflect reinvestment of dividends but not reflect the impact of taxes.

The following chart gives a visual breakdown of the Fund by the industry sectors the underlying securities represent as a percentage of the portfolio of investments.

Pebblebrook Fund

		Schedule of Investments
		April 30, 2005

Shares/Principal Amount		Market Value	% of Net Assets

COMMON STOCKS

Accident & Health Insurance
150	Aon Corp.	$3,127	0.52%

Electric Services
400	Duke Energy Co.	11,676	1.96%

Electronic & Other Electrical Equipment
200	Emerson Electric Co.	12,534
200	General Electric Co.	7,240
		19,774	3.31%

Federal & Federally-Sponsored
100	Federal Home Loan Mortgage Corp.	6,152
50	Student Loan Corp.	9,687
		15,839	2.65%

Finance Services
10	PHH Corp. *	224	0.04%

Fire, Marine & Casualty Insurance
100	Allstate Corp.	5,616
100	American International Group, Inc.	5,085
		10,701	1.79%

Gold And Silver Ores
100	Barrick Gold Corp.	2,232	0.37%

Grain Mill Products
200	General Mills, Inc.	9,880	1.66%

Heating Equipment, Except Electrical
50	Fortune Brands, Inc.	4,229	0.71%

Hospital & Medical Service Plans
100	UnitedHealth Group	9,451	1.58%

Industrial Inorganic Chemicals
400	Praxair, Inc.	18,732	3.14%

Investment Advice
100	Alliance Capital Management Holding LP.	4,494
100	Franklin Resources, Inc.	6,868
		11,362	1.90%

Life Insurance
100	HCA, Inc.	5,584	0.94%

Independent Oil & Gas
100	Burlington Resources, Inc.	4,861	0.81%

Measuring & Controlling Devices
150	Thermo Electron Corp. *	3,747	0.63%

Metal Mining
300	BHP Billiton Ltd. +	7,584	1.27%

Miscellaneous Publishing
125	ProQuest Co. *	4,055	0.68%

Motor Vehicles and Passenger Car Bodies
100	General Motors, Corp.	2,668	0.45%

National Commercial Banks
400	Bank of America Corp.	18,016
275	Citigroup, Inc.	12,914
100	MBNA Corp.	1,975
150	North Fork Bancorp	4,223
100	Wells Fargo & Co.	5,994
		43,122	7.22%

Natural Gas Transmisison
75	Kinder Morgan, Inc.	5,735	0.96%

Newspapers: Publishing Or Public
100	Gannett Co.	7,700	1.29%

Offices Of Holding Companies
6	Berkshire Hathaway Class B *	16,788	2.81%

Opeators Of Nonresidential Buildings
50	Forest City Enteprises Class A *	3,157	0.53%

Orthopedic, Prosthetic & Surgical
50	Zimmer Holdings, Inc. *	4,071	0.68%

Paper Mills
325	Kimberly-Clark Corp.	20,296	3.40%

Petroleum Refining
100	British Petroleum Co. PLC. +	6,090
200	ConocoPhillips	20,970
400	Exxon Mobil Corp.	22,812
		49,872	8.35%

Pharmaceutical Preparations
200	Bristol Myers Squibb Co.	5,200
250	Johnson & Johnson	17,158
125	Lilly, Eli & Co.	7,309
100	Merck & Co. Inc.	3,390
		33,057	5.54%

Public Building & Related Furniture
100	Johnson Controls, Inc.	5,487	0.92%

Publishing - Books
200	John Wiley Class A	7,232	1.21%

Railroads, Line-Haul Operating
100	Burlington Northern Santa Fe	4,825	0.81%

Real Estate Agents & Managers
200	Cendant Corp.	3,982	0.67%

Savings Institution, Federally
200	Washington Mutual Bank	8,264
200	Golden West Financial Corp.	12,466
		20,730	3.47%

Security & Commodity Brokers
50	Chicago Mercantile Exchange Holdings, Inc.	9,776	1.64%

Services-Consumer Credit Reports
200	Equifax, Inc.	6,730
100	Moody's Corp.	8,214
		14,944	2.50%

Services-Prepackaged Software
100	Microsoft Corp.	2,530	0.42%

State Commercial Banks
100	State Street Corp.	4,623	0.78%

Surgical & Medical Instruments
100	Baxter, Inc.	3,710	0.62%

Telephone Communications
400	SBC Communications, Inc.	9,520	1.60%

Title Insurance
110	Fidelity National Financial, Inc.	3,532	0.59%

TOTAL COMMON STOCK (COST $347,481)		$420,415	70.42%

REAL ESTATE INVESTMENT TRUSTS
50	Alexandria Real Estate Equities, Inc.	$3,441
100	Equity Office Properties Trust	3,147
100	Public Storage, Inc.	5,870
		12,458	2.09%

TOTAL REAL ESTATE INVESTMENT TRUSTS (COST $9,505)		12,458	2.09%

CASH EQUIVALENTS
163,921	First American Prime Obligation Fund Cl A 2.04% **	$163,921	27.46%
	(Cost $163,921)

	TOTAL INVESTMENTS (Cost $520,907)	$596,794	99.97%

	Other Assets Less Liabilities	$189	0.03%

	Net Assets	$596,983	100.00%

* Non-Income Producing Securities

** Variable Rate Security; The Coupon Rate shown represents the rate at April 30, 2005.

+ ADR – American Depository Receipt

The accompanying notes are an integral part of the financial statements.

Pebblebrook Fund

Statement of Assets and Liabilities
April 30, 2005

Assets:
Investment Securities at Market Value	$ 596,794
(Cost - $520,907)
Cash	50
Receivables:
Dividends and Interest	850
Total Assets	597,694
Liabilities
Advisory Fees Payable	711
Total Liabilities	711
Net Assets	$ 596,983
Net Assets Consist of:
Capital Paid In	$ 519,807
Accumulated Undistributed Net Investment Income	2,329
Accumulated Realized Gain (Loss) on Investments - Net	(1,040)
Unrealized Appreciation in Value
of Investments Based on Identified Cost - Net	75,887
Net Assets, for 25,414 Shares Outstanding
(1,000,000 shares authorized, $.01 par value)	$ 596,983

Net Asset Value Offering Price and Redemption Price
Per Share ($596,983/25,414 shares)	$ 23.49

The accompanying notes are an integral part of the financial statements.

Pebblebrook Fund

Statement of Operations
For the year ended April 30, 2005

Investment Income:
Dividends	$ 11,411
Interest	1,603
Total Investment Income	13,014
Expenses: (Note 3)
Management Fees	8,669
Total Expenses	8,669

Net Investment Income	4,345

Realized and Unrealized Gain (Loss) on Investments:
Realized Gain (Loss) on Investments	(1,040)
Change in Unrealized Appreciation (Depreciation) on Investments	50,243
Net Realized and Unrealized Gain (Loss) on Investments	49,203

Net Increase (Decrease) in Net Assets from Operations	$ 53,548

The accompanying notes are an integral part of the financial statements.

Pebblebrook Fund

Financial Highlights
Selected data for a share outstanding throughout the period:	5/1/2004	6/23/2003 **
	to	to
	4/30/2005	4/30/2004
Net Asset Value -
Beginning of Period	$ 21.56	$ 20.00
Net Investment Income/(Loss)	0.17	0.03
Net Gains or Losses on Securities
(realized and unrealized)	1.88	1.55
Total from Investment Operations	2.05	1.58

Distributions (From Net Investment Income)	(0.09)	(0.02)
Distributions (From Capital Gains)	(0.03)	(0.01)
Total Distributions	(0.12)	(0.03)

Net Asset Value -
End of Period	$ 23.49	$ 21.56
Total Return (a)	9.51%	7.93%	***
Ratios/Supplemental Data
Net Assets - End of Period (Thousands)	597	528

Ratio of Expenses to Average Net Assets	1.50%	1.50%	*
Ratio of Net Income to Average Net Assets	0.75%	0.18%	*

Portfolio Turnover Rate	0.98%	21.32%	*

* Annualized
** Commencement of operations.
*** Not Annualized
(a) Total Return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.

The accompanying notes are an integral part of the financial statements.

Pebblebrook Fund

Statement of Changes in Net Assets
	5/1/2004	6/23/2003 *
	to	to
	4/30/2005	4/30/2004
From Operations:
Net Investment Income (Loss)	$ 4,345	$ 606
Net Realized Gain (Loss) on Investments	(1,040)	941
Change in Net Unrealized Appreciation (Depreciation)	50,243	25,644
Increase (Decrease) in Net Assets from Operations	53,548	27,191
From Distributions to Shareholders:
Net Investment Income	(2,320)	(302)
Net Realized Gain from Security Transactions	(720)	(221)
Net Change in Net Assets from Distributions	(3,040)	(523)

From Capital Share Transactions:
Proceeds From Sale of Shares	63,974	292,801
Shares Issued on Reinvestment of Dividends	3,040	523
Cost of Shares Redeemed	(48,903)	(4,412)
Net Increase (Decrease) from Shareholder Activity	18,111	288,912

Net Increase (Decrease) in Net Assets	68,619	315,580

Net Assets at Beginning of Period	528,364	212,784
Net Assets at End of Period (including accumulated undistributed
net investment income of $2,329 and $304, respectively)	$ 596,983	$ 528,364

Share Transactions:
Issued	2,920	14,044
Reinvested	133	24
Redeemed	(2,144)	(202)
Net increase (decrease) in shares	909	13,866
Shares outstanding beginning of period	24,505	10,639
Shares outstanding end of period	25,414	24,505

* Commencement of operations.

The accompanying notes are an integral part of the financial statements.

PEBBLEBROOK FUND, INC.

NOTES TO FINANCIAL STATEMENTS

APRIL 30, 2005

1.) ORGANIZATION
The Pebblebrook Fund, Inc. (the “Fund”) was organized as a non-diversified mutual fund on May 21, 2003 and commenced operations on June 23, 2003.  The Fund is an open-end investment company established under the laws of Texas by Articles of Incorporation dated January 30, 2003. The Pebblebrook Fund is a value fund seeking capital appreciation. Significant accounting policies of the Fund are presented below:

2.)

SIGNIFICANT ACCOUNTING POLICIES

SECURITY VALUATION:
The Fund’s investments are valued at market value or, if a market quotation is not readily available, at the fair value determined in good faith by the Adviser, subject to the review and oversight, of the Fund’s Board of Directors. The Fund may use pricing services to determine market value.

FEDERAL INCOME TAXES:

The Fund’s policy is to continue to comply with requirements of Sub-Chapter M of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all of its taxable income to its shareholders.  Therefore, no provision for income taxes is required. Federal income tax loss carryfowards generated in prior years will be used to offset a portion of current year’s net realized gains.

DISTRIBUTIONS TO SHAREHOLDERS:

Distributions to Shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.

USE OF ESTIMATES:

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period.  Actual results could differ from those estimates.

OTHER:
Security transactions are recorded on trade date.  Dividend income is recorded on the ex-dividend date, and interest income is recognized on an accrual basis.  Discounts and premiums on securities purchased are amortized over the lives of the respective securities.  Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

3.)

INVESTMENT ADVISORY AGREEMENT

The Fund has entered into an investment advisory agreement with Cross Investment Management, LLC. (“the Adviser”).  The Adviser manages the investment portfolio of the Fund, subject to policies adopted by the Fund’s Board of Directors. Under the investment advisory agreement, the Adviser, at its own expense and without reimbursement from the Fund, furnishes office space and all necessary office facilities, equipment and executive personnel necessary for managing the Fund.  For the year ended April 30, 2005, the Adviser received management fees totaling $8,669.  At April 30, 2005, the Fund owed the Adviser $711. The Adviser pays all operating expenses of the Fund with the exception of taxes, borrowing expenses (such as (a) interest and (b) dividend expenses on securities sold short), brokerage commissions and extraordinary expenses.  For its services, the Adviser receives an annual investment management fee of 1.50% of the average daily net assets of the Fund.

Control persons of the Adviser also serve as directors/officers of the Fund.  These individuals receive benefits from management fees paid to the Adviser of the Fund.  The Fund has entered into agreements with Mutual Shareholder Services (“MSS”) for the fund accounting and transfer agency services. An officer and shareholder of MSS is also an officer of the Fund.  Fees paid to MSS are paid by the Adviser.

4.)

CAPITAL STOCK

The authorized capitalization of the Fund consists of 1,000,000 shares of common stock of $0.01 par value per share. Paid in capital at April 30, 2005 was $519,807 representing 25,414 shares outstanding.  During the year, the Fund inadvertently failed to file an updated prospectus with the Securities and Exchange Commission. Accordingly, it should not have sold shares to the public until such update was filed.  As of June 27, 2005, the Fund ceased selling shares to the public until an updated prospectus is filed with the Securities and Exchange Commission.  The Fund plans to extend a rescission offer to shareholders who purchased shares during the period of the lapsed prospectus. The Adviser intends to bear all such costs related to the rescission.

5.)

INVESTMENT TRANSACTIONS

For the year ended April 30, 2005, purchases and sales of investment securities other than U.S. Government obligations and short-term investments aggregated $4,370 and $53,338 respectively.  Purchases and sales of U.S. Government obligations aggregated $0 and $0, respectively.

For Federal income tax purposes, the cost of investments owned at April 30, 2005 was $521,947.

At April 30, 2005, the composition of unrealized appreciation (the excess of value over tax cost) and depreciation (the excess of tax cost over value) was as follows:

Appreciation	(Depreciation)	Net Appreciation (Depreciation)
$85,738	($10,891)	$74,847

6.)

CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the Investment Company Act of 1940. As of April 30, 2005, Bill Cross and related family members, in aggregate, owned more than 47.61% of the Pebblebrook Fund.

7.)

 DISTRIBUTIONS TO SHAREHOLDERS

On August 22, 2004 a distribution of $0.0392 per share was declared.  The dividend was paid on August 23, 2004, to shareholders on record on August 22, 2004. Of this dividend, $0.02756 was paid from short-term capital gain and $0.01164 was paid from net investment income.

On December 28, 2004 a distribution of $.0771 per share was declared.  The dividend was paid on December 29, 2004, to shareholders of record on December 28, 2004.  The entire dividend was paid from net investment income.

The tax character of distributions paid during the year ended April 30, 2005 and the period April 30, 2004 were as follows:

Distributions from:	2005	2004
Net Investment Income	$2,320	$302
Short-Term Capital Gain	720	221
Long-Term Capital Gain	0	0
	$3,040	$523

As of April 30, 2005 the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income/ (accumulated losses)	$ 2,329
Undistributed long-term capital gain/ (accumulated losses)	0
Unrealized appreciation/ (depreciation)	74,847
$77,176

The difference between book basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of post-October losses.

PEBBLEBROOK FUND, INC.

EXPENSE ILLUSTRATION

APRIL 30, 2005

Expense Example (Unaudited)

As a shareholder of the Pebblebrook Fund, you incur one type of cost: management fees. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, November 1, 2004 through April 30, 2005.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which are not the Fund’s actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in these Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	November 1, 2004	April 30, 2005	November 1, 2004 to April 30, 2005

Actual	$1,000.00	$1,063.98	$7.68
Hypothetical (5% Annual
Return before expenses)	$1,000.00	$1,017.36	$7.50

* Expenses are equal to the Fund's annualized expense ratio of 1.50%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

PEBBLEBROOK FUND, INC.

PROXY VOTING

APRIL 30, 2005

PROXY VOTING GUIDELINES

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted proxies during the 12-month period ended June 30, 2004, are available without charge upon request by (1) calling the Fund at (800) 832-0852 and (2) from Form N-PX filed by the Fund with the Securities and Exchange Commission ("SEC") on the SEC's website at www.sec.gov.

PORTFOLIO HOLDINGS DISCLOSURE POLICY

The Fund files a complete schedule of investments with the SEC for the first and third quarter of each fiscal year on Form N-Q.  The Fund’s first and third fiscal quarters end on July 31 and January 31. The Form N-Q filing must be made within 60 days of the end of the quarter, and the Fund’s first Form N-Q was filed with the SEC on March 18, 2005. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov, or they may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (call 1-800-732-0330 for information on the operation of the Public Reference Room).  You may also obtain copies by calling the Fund at 1-800-832-0852.

PEBBLEBROOK FUND, INC.

DIRECTORS AND OFFICERS

(UNAUDITED)

APRIL 30, 2005

The Board of Directors supervises the business activities of the Fund. Each Director serves as a director until the termination of the Fund unless the Director dies, resigns, retires or is removed. The following table provides information regarding each Director who is an “interested person” of the Fund, as defined in the Investment Company Act of 1940, and each officer of the Fund.

"Interested" Directors

Name, Address and Age	Position Held	Year First Elected a Director and/or Officer of the Fund	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director
Bill Cross 48 Pebblebrook Fund, Cross Investment Management, LLC 13047 Pebblebrook Drive Houston, Texas 77079	President and Director	2003	Private Client Consultant, Director, Sales Manager, Manager – Charles Schwab & Co., Inc.	One	None

The following table provides information regarding each Director who is not an “interested person” of the Fund, as defined in the Investment Company Act of 1940.

"Non-Interested" Directors

Name, Address and Age	Position Held	Year First Elected A Director of Fund Complex	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director[3]
Deanna Sullivan 48 5511 Beverly Hill Houston, Texas 77056	Director	2003	Partner – Arthur Andersen Consultant	One	None

Curt Frisby 47 2009 Dryden Houston, Texas 77030	Director	2003	Account Manager – Marmon Keystone	One	None

For the year ended April 30, 2005, the Adviser did not compensate the trustees.

PEBBLEBROOK FUND, INC.

AUDITOR’S CONSENT

APRIL 30, 2005

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To The Shareholders and

Board of Directors

Pebblebrook Fund

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Pebblebrook Fund as of April 30, 2005, and the related statement of operations for the year then ended, and the statements of changes in net assets and financial highlights for the year then ended and for the period June 23, 2003 (commencement of operations) through April 30, 2004.  These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.  An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements.  Our procedures included confirmation of securities owned as of April 30, 2005 by correspondence with the Fund’s custodian.  An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Pebblebrook Fund as of April 30, 2005, the results of its operations for the year then ended, and the changes in net assets and the financial highlights for the year then ended and for the period June 23, 2003 through April 30, 2004, in conformity with accounting principles generally accepted in the United States of America.

/s/Cohen McCurdy, Ltd.

Westlake, Ohio

June 27, 2005

Board of Directors

Bill Cross

Deanna Sullivan
Curt Frisby

Investment Adviser

Cross Investment Management, LLC

5959 West Loop South

Suite 535

Bellaire, Texas 77401

Dividend Paying Agent,

Shareholders’ Servicing Agent,

Transfer Agent

Mutual Shareholder Services

8869 Brecksville Rd. Suite C

Brecksville, OH 44141

Custodian

U.S. Bank, NA

425 Walnut Street

P.O. Box 1118

Cincinnati, OH  45201

Independent Auditors

Cohen McCurdy Ltd.

826 Westpoint Parkway, Suite 1250

Westlake, OH 44145

This report is provided for the general information of the shareholders of the Pebblebrook Fund. This report is not intended for distribution to prospective investors in the funds, unless preceded or accompanied by an effective prospectus.

Item 2. Code of Ethics.

(a)

As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)

For purposes of this item, “code of ethics” means written standards that are reasonably designed to deter wrongdoing and to promote:

(1)

Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

(2)

Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

(3)

Compliance with applicable governmental laws, rules, and regulations;

(4)

The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

(5)

Accountability for adherence to the code.

(c)

Amendments:

During the period covered by the report, there have not been any amendments to the provisions of the code of ethics.

A copy of registrant's code of ethics will be provided to any person without charge, upon request.  Please call:  1-800-839-6587

(d)

Waivers:

During the period covered by the report, the registrant has not granted any express or implicit waivers from the provisions of the code of ethics.

Item 3. Audit Committee Financial Expert.

(a)

The registrant’s board of directors has determined that Bill Cross is an audit committee financial expert. Bill Cross is not independent for purposes of this Item 3.  He is considered an expert due to his experience overseeing the Pebblebrook Fund.

Item 4. Principal Accountant Fees and Services.

(a)

Audit Fees

FY 2005

$ 12,000

FY 2004

$ 9,000

(b)

Audit-Related Fees

Registrant

Adviser

FY 2005

$ 0

$ 0

FY 2004

$ 0

$ 0

(c)

Tax Fees

Registrant

[Adviser]

FY 2004

$ 1000

                          $0

FY 2004

$ 1000

                          $0

Nature of the fees:

Preparation of Pebblebrook Fund tax returns and spill over dividends.

(d)

All Other Fees

Registrant

[Adviser]

FY 2005

$ 0

                          $ 0

FY 2004

$ 0

                          $ 0

(e)

(1)

Audit Committee’s Pre-Approval Policies

Before an Audit firm is selected the Board discusses the Audit candidates. After discussion the Auditor is selected by Board vote. Pebblebrook needs the same Auditor to perform both audit and tax services for the Fund. In addition, the Pebblebrook needs an Audit firm that has experience working with the Fund’s transfer and administrative agent, Mutual Shareholder Services.

(2)

Percentages of Services Approved by the Audit Committee

Registrant

[Adviser]

Audit-Related Fees:

100%

                          100%

Tax Fees:

100%

                          100%

All Other Fees:

100%

                          100%

(f)

During audit of registrant's financial statements for the most recent fiscal year, less than 50 percent of the hours expended on the principal accountant's engagement were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

(g)

The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant:

Registrant

FY 2004

$ N/A

FY2005

$ N/A

(h)

The registrant's audit committee has considered whether the provision of non-audit services to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant, that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, is compatible with maintaining the principal accountant's independence.

Item 5. Audit Committee of Listed Companies.  Not applicable.

Item 6.  Schedule of Investments.

schedule filed with Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable.

Item 8.  Portfolio Managers of Closed-End Funds.  Not applicable.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant's board of directors.

Item 11.  Controls and Procedures.

(a)

Based on an evaluation of the registrant’s disclosure controls and procedures as of June 27, 2005, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

EX-99.CODE ETH.  See Item 2.

(a)(2)

EX-99.CERT.  Filed herewith.

(a)(3)

Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable.

(b)

EX-99.906CERT.  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Pebblebrook Fund, Inc.

By /s/Bill Cross

*Bill Cross

President and Treasurer

Date July 7, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Bill Cross

*Bill Cross

President and Treasurer

Date July 7, 2005

* Print the name and title of each signing officer under his or her signature.